Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares | shares	428,221,398	381,373,137	336,997,729
Transactions with owners in their capacity as owners:
Exercise of share options | shares	289,245	272,579	422,903
Consideration for available-for-sale financial assets | shares			1,277,210
Share based compensation for services rendered | shares	540,051	280,911
Payment for contingent consideration | shares	6,029,545
Entitlement offer to existing eligible shareholders | shares	36,191,982
Issues of ordinary shares during the period | shares	45,943,680	46,848,261	44,375,408
Unissued ordinary shares during the period | shares	8,474,576
Total contributions of equity during the period | shares	54,418,256	46,848,261	44,375,408
Ending balance, Shares | shares	482,639,654	428,221,398	381,373,137
Beginning balance	$ 516,766	$ 528,161	$ 467,987
Ending balance	$ 546,008	$ 516,766	528,161
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares | shares	428,221,398	381,373,137
Transactions with owners in their capacity as owners:
Exercise of share options	$ 116	$ 149	268
Consideration for available-for-sale financial assets			1,495
Share based compensation for services rendered	662	240
Payment for contingent consideration	10,000
Entitlement offer to existing eligible shareholders	40,449
Transaction costs arising on share issue	(2,869)	(1,959)	(9,096)
Issues of ordinary shares during the period	49,358	60,140	60,947
Issues of ordinary shares during the period	9,660
Total contributions of equity during the period	$ 59,018	$ 60,140	$ 60,947
Ending balance, Shares | shares	482,639,654	428,221,398	381,373,137
Beginning balance	$ 830,425	$ 770,272	$ 709,191
Share options reserve transferred to equity on exercise of options	38	13	134
Ending balance	889,481	$ 830,425	$ 770,272
Unissued Ordinary Shares | Ordinary Shares
Transactions with owners in their capacity as owners:
Transaction costs arising on share issue	$ (340)
Placement Agreement
Transactions with owners in their capacity as owners:
Placement of shares | shares		46,294,771
Placement Agreement | Ordinary Shares
Transactions with owners in their capacity as owners:
Placement of shares		$ 61,710
Placement Agreement | Unissued Ordinary Shares
Transactions with owners in their capacity as owners:
Placement of shares | shares	8,474,576
Placement Agreement | Unissued Ordinary Shares | Ordinary Shares
Transactions with owners in their capacity as owners:
Placement of shares	$ 10,000
Equity Facility Agreement
Transactions with owners in their capacity as owners:
Placement of shares | shares	2,000,000
License Agreement
Transactions with owners in their capacity as owners:
Placement of shares | shares	892,857
License Agreement | Ordinary Shares
Transactions with owners in their capacity as owners:
Placement of shares	$ 1,000
Nasdaq IPO
Transactions with owners in their capacity as owners:
Share issue for Nasdaq IPO | shares			42,675,295
Nasdaq IPO | Ordinary Shares
Transactions with owners in their capacity as owners:
Share issue for Nasdaq IPO			$ 68,280